Note 15 - Stockholders' Equity (Detail) - Warrants Outstanding (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
	$ 533,666	$ 350,000	$ 350,000
	$ 533,666	$ 350,000	$ 350,000